Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Global Fixed Income Opportunities Fund
Entity Central Index Key	0000882381
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000006295
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Global Fixed Income Opportunities Fund
Class Name	Class A
Trading Symbol	DINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Global Aggregate Hedged USD Index:

↑ Securitized debt exposure, particularly within non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

↑ Long exposure to investment grade and high yield corporate bonds as spreads tightened across the board.

↑ Long exposure to developed markets rates on the back of global government bonds rallying over the period, particularly within the U.S. and Canada. Higher “risk-free” rates continued to benefit performance.

↓ Emerging markets currency exposure, particularly long exposures to Dominican peso and Mexican peso.

↓ Short duration exposure to the U.K. for the majority of the period as yields marginally fell.

↓ Credit default swap exposure.

Line Graph [Table Text Block]
	Class A with maximum sales charge	Bloomberg Global Aggregate (Hedged USD) Index	Global Fixed Income Opportunities Blend Index
10/14	$9,681	$10,000	$10,000
11/14	$9,674	$10,094	$9,963
12/14	$9,639	$10,146	$9,895
1/15	$9,768	$10,335	$9,879
2/15	$9,863	$10,274	$9,799
3/15	$9,823	$10,333	$9,705
4/15	$9,849	$10,275	$9,808
5/15	$9,808	$10,233	$9,633
6/15	$9,697	$10,106	$9,590
7/15	$9,724	$10,206	$9,612
8/15	$9,648	$10,179	$9,623
9/15	$9,518	$10,239	$9,672
10/15	$9,630	$10,272	$9,693
11/15	$9,641	$10,277	$9,532
12/15	$9,515	$10,249	$9,583
1/16	$9,413	$10,399	$9,666
2/16	$9,347	$10,499	$9,881
3/16	$9,567	$10,586	$10,148
4/16	$9,661	$10,604	$10,283
5/16	$9,650	$10,648	$10,145
6/16	$9,710	$10,851	$10,441
7/16	$9,877	$10,916	$10,520
8/16	$9,974	$10,910	$10,469
9/16	$9,998	$10,909	$10,527
10/16	$9,988	$10,803	$10,234
11/16	$9,904	$10,625	$9,828
12/16	$9,996	$10,654	$9,783
1/17	$10,058	$10,615	$9,747
2/17	$10,137	$10,706	$9,830
3/17	$10,181	$10,701	$9,826
4/17	$10,280	$10,774	$9,893
5/17	$10,379	$10,837	$9,950
6/17	$10,422	$10,806	$9,922
7/17	$10,503	$10,842	$9,955
8/17	$10,548	$10,941	$10,046
9/17	$10,591	$10,890	$9,999
10/17	$10,654	$10,936	$10,042
11/17	$10,698	$10,953	$10,057
12/17	$10,723	$10,977	$10,080
1/18	$10,825	$10,899	$10,008
2/18	$10,776	$10,875	$9,985
3/18	$10,801	$10,965	$10,068
4/18	$10,794	$10,924	$10,030
5/18	$10,729	$10,965	$10,068
6/18	$10,721	$10,985	$10,087
7/18	$10,809	$10,988	$10,089
8/18	$10,782	$11,022	$10,120
9/18	$10,831	$10,980	$10,082
10/18	$10,766	$10,958	$10,062
11/18	$10,719	$11,012	$10,111
12/18	$10,718	$11,171	$10,257
1/19	$10,927	$11,289	$10,366
2/19	$10,999	$11,303	$10,378
3/19	$11,110	$11,505	$10,564
4/19	$11,201	$11,512	$10,571
5/19	$11,273	$11,678	$10,723
6/19	$11,486	$11,842	$10,873
7/19	$11,579	$11,935	$10,959
8/19	$11,671	$12,205	$11,207
9/19	$11,638	$12,149	$11,155
10/19	$11,687	$12,128	$11,136
11/19	$11,676	$12,114	$11,123
12/19	$11,754	$12,089	$11,100
1/20	$11,866	$12,307	$11,300
2/20	$11,856	$12,458	$11,439
3/20	$10,831	$12,264	$11,261
4/20	$11,129	$12,462	$11,443
5/20	$11,426	$12,498	$11,475
6/20	$11,724	$12,560	$11,533
7/20	$11,939	$12,697	$11,659
8/20	$11,944	$12,605	$11,574
9/20	$11,968	$12,651	$11,617
10/20	$11,971	$12,652	$11,617
11/20	$12,184	$12,724	$11,684
12/20	$12,306	$12,763	$11,720
1/21	$12,287	$12,695	$11,657
2/21	$12,226	$12,497	$11,475
3/21	$12,186	$12,448	$11,430
4/21	$12,231	$12,481	$11,460
5/21	$12,279	$12,509	$11,486
6/21	$12,306	$12,570	$11,542
7/21	$12,354	$12,726	$11,685
8/21	$12,382	$12,700	$11,662
9/21	$12,323	$12,580	$11,552
10/21	$12,284	$12,548	$11,521
11/21	$12,224	$12,637	$11,604
12/21	$12,273	$12,586	$11,556
1/22	$12,190	$12,388	$11,375
2/22	$12,022	$12,223	$11,224
3/22	$11,900	$11,960	$10,982
4/22	$11,711	$11,638	$10,687
5/22	$11,632	$11,622	$10,672
6/22	$11,355	$11,446	$10,510
7/22	$11,521	$11,738	$10,778
8/22	$11,446	$11,431	$10,496
9/22	$11,192	$11,064	$10,159
10/22	$11,190	$11,026	$10,124
11/22	$11,393	$11,307	$10,382
12/22	$11,386	$11,174	$10,260
1/23	$11,663	$11,431	$10,496
2/23	$11,542	$11,249	$10,329
3/23	$11,685	$11,498	$10,558
4/23	$11,752	$11,557	$10,612
5/23	$11,680	$11,512	$10,570
6/23	$11,725	$11,505	$10,564
7/23	$11,793	$11,509	$10,568
8/23	$11,791	$11,494	$10,554
9/23	$11,720	$11,296	$10,372
10/23	$11,667	$11,216	$10,299
11/23	$11,976	$11,602	$10,653
12/23	$12,334	$11,972	$10,993
1/24	$12,384	$11,949	$10,972
2/24	$12,339	$11,867	$10,896
3/24	$12,464	$11,974	$10,995
4/24	$12,346	$11,781	$10,818
5/24	$12,497	$11,885	$10,913
6/24	$12,600	$11,988	$11,008
7/24	$12,806	$12,220	$11,221
8/24	$12,942	$12,354	$11,344
9/24	$13,103	$12,497	$11,475
10/24	$12,987	$12,328	$11,320

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	11.31%	2.13%	2.98%
Class A with maximum 3.25% front end sales charge	7.77%	1.47%	2.65%
Bloomberg Global Aggregate (Hedged USD) Index	9.92%	0.33%	2.12%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	9.92%	0.33%	1.25%

AssetsNet	$ 788,752,575
Holdings Count | Holding	408
Advisory Fees Paid, Amount	$ 2,482,642
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$788,752,575
# of Portfolio Holdings	408
Portfolio Turnover Rate	155%
Total Advisory Fees Paid	$2,482,642

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-0.2%
B or Below	7.2%
Not Rated	23.8%
BB	8.3%
BBB	28.3%
A	12.1%
AA	1.2%
AAA	19.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155980
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Global Fixed Income Opportunities Fund
Class Name	Class C
Trading Symbol	MSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.57%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Global Aggregate Hedged USD Index:

↑ Securitized debt exposure, particularly within non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

↑ Long exposure to investment grade and high yield corporate bonds as spreads tightened across the board.

↑ Long exposure to developed markets rates on the back of global government bonds rallying over the period, particularly within the U.S. and Canada. Higher “risk-free” rates continued to benefit performance.

↓ Emerging markets currency exposure, particularly long exposures to Dominican peso and Mexican peso.

↓ Short duration exposure to the U.K. for the majority of the period as yields marginally fell.

↓ Credit default swap exposure.

Line Graph [Table Text Block]
	Class C	Bloomberg Global Aggregate (Hedged USD) Index	Global Fixed Income Opportunities Blend Index
4/15	$10,000	$10,000	$10,000
5/15	$9,956	$10,000	$10,000
6/15	$9,839	$9,835	$9,778
7/15	$9,862	$9,933	$9,800
8/15	$9,762	$9,906	$9,812
9/15	$9,643	$9,965	$9,862
10/15	$9,752	$9,997	$9,882
11/15	$9,740	$10,002	$9,719
12/15	$9,626	$9,975	$9,770
1/16	$9,501	$10,121	$9,855
2/16	$9,447	$10,218	$10,074
3/16	$9,646	$10,302	$10,347
4/16	$9,755	$10,319	$10,484
5/16	$9,737	$10,363	$10,344
6/16	$9,774	$10,560	$10,646
7/16	$9,938	$10,623	$10,726
8/16	$10,047	$10,618	$10,674
9/16	$10,065	$10,617	$10,733
10/16	$10,048	$10,514	$10,435
11/16	$9,939	$10,340	$10,020
12/16	$10,026	$10,368	$9,974
1/17	$10,101	$10,331	$9,938
2/17	$10,157	$10,419	$10,023
3/17	$10,195	$10,414	$10,018
4/17	$10,289	$10,485	$10,086
5/17	$10,382	$10,546	$10,145
6/17	$10,438	$10,517	$10,117
7/17	$10,513	$10,551	$10,150
8/17	$10,552	$10,647	$10,242
9/17	$10,590	$10,598	$10,195
10/17	$10,627	$10,643	$10,238
11/17	$10,665	$10,659	$10,254
12/17	$10,684	$10,683	$10,277
1/18	$10,779	$10,607	$10,204
2/18	$10,724	$10,583	$10,181
3/18	$10,744	$10,671	$10,265
4/18	$10,749	$10,631	$10,227
5/18	$10,658	$10,671	$10,265
6/18	$10,644	$10,691	$10,284
7/18	$10,725	$10,694	$10,287
8/18	$10,710	$10,726	$10,319
9/18	$10,733	$10,685	$10,279
10/18	$10,662	$10,665	$10,259
11/18	$10,610	$10,717	$10,309
12/18	$10,602	$10,872	$10,458
1/19	$10,803	$10,987	$10,569
2/19	$10,888	$11,000	$10,582
3/19	$10,971	$11,197	$10,771
4/19	$11,055	$11,204	$10,778
5/19	$11,119	$11,365	$10,933
6/19	$11,322	$11,524	$11,086
7/19	$11,406	$11,615	$11,173
8/19	$11,490	$11,878	$11,427
9/19	$11,470	$11,823	$11,374
10/19	$11,491	$11,803	$11,354
11/19	$11,474	$11,789	$11,341
12/19	$11,544	$11,765	$11,317
1/20	$11,648	$11,977	$11,522
2/20	$11,631	$12,124	$11,663
3/20	$10,617	$11,935	$11,481
4/20	$10,903	$12,128	$11,667
5/20	$11,188	$12,163	$11,700
6/20	$11,473	$12,223	$11,758
7/20	$11,677	$12,357	$11,887
8/20	$11,675	$12,267	$11,801
9/20	$11,691	$12,312	$11,844
10/20	$11,686	$12,313	$11,845
11/20	$11,887	$12,383	$11,912
12/20	$11,998	$12,421	$11,949
1/21	$11,972	$12,355	$11,885
2/21	$11,906	$12,163	$11,700
3/21	$11,860	$12,115	$11,654
4/21	$11,897	$12,146	$11,684
5/21	$11,956	$12,173	$11,710
6/21	$11,955	$12,233	$11,768
7/21	$11,995	$12,385	$11,914
8/21	$12,014	$12,360	$11,890
9/21	$11,950	$12,243	$11,778
10/21	$11,905	$12,211	$11,747
11/21	$11,839	$12,298	$11,831
12/21	$11,879	$12,248	$11,783
1/22	$11,792	$12,056	$11,598
2/22	$11,622	$11,896	$11,443
3/22	$11,496	$11,639	$11,197
4/22	$11,306	$11,326	$10,896
5/22	$11,223	$11,311	$10,881
6/22	$10,948	$11,139	$10,716
7/22	$11,123	$11,423	$10,989
8/22	$11,043	$11,125	$10,702
9/22	$10,791	$10,768	$10,358
10/22	$10,760	$10,731	$10,323
11/22	$10,949	$11,004	$10,586
12/22	$10,935	$10,874	$10,461
1/23	$11,217	$11,125	$10,702
2/23	$11,072	$10,947	$10,531
3/23	$11,201	$11,190	$10,765
4/23	$11,282	$11,248	$10,820
5/23	$11,182	$11,203	$10,777
6/23	$11,218	$11,197	$10,771
7/23	$11,299	$11,200	$10,774
8/23	$11,266	$11,186	$10,761
9/23	$11,192	$10,993	$10,575
10/23	$11,134	$10,915	$10,500
11/23	$11,445	$11,291	$10,861
12/23	$11,757	$11,651	$11,208
1/24	$11,796	$11,629	$11,186
2/24	$11,746	$11,549	$11,110
3/24	$11,858	$11,653	$11,210
4/24	$11,761	$11,465	$11,029
5/24	$11,874	$11,567	$11,127
6/24	$11,965	$11,667	$11,223
7/24	$12,177	$11,893	$11,440
8/24	$12,298	$12,023	$11,566
9/24	$12,443	$12,162	$11,700
10/24	$12,325	$11,998	$11,541

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C	10.70%	1.41%	2.22%
Class C with maximum 1% deferred sales charge	9.70%	1.41%	2.22%
Bloomberg Global Aggregate (Hedged USD) Index	9.92%	0.33%	1.93%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	9.92%	0.33%	1.52%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 788,752,575
Holdings Count | Holding	408
Advisory Fees Paid, Amount	$ 2,482,642
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$788,752,575
# of Portfolio Holdings	408
Portfolio Turnover Rate	155%
Total Advisory Fees Paid	$2,482,642

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-0.2%
B or Below	7.2%
Not Rated	23.8%
BB	8.3%
BBB	28.3%
A	12.1%
AA	1.2%
AAA	19.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006298
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Global Fixed Income Opportunities Fund
Class Name	Class I
Trading Symbol	DINDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Global Aggregate Hedged USD Index:

↑ Securitized debt exposure, particularly within non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

↑ Long exposure to investment grade and high yield corporate bonds as spreads tightened across the board.

↑ Long exposure to developed markets rates on the back of global government bonds rallying over the period, particularly within the U.S. and Canada. Higher “risk-free” rates continued to benefit performance.

↓ Emerging markets currency exposure, particularly long exposures to Dominican peso and Mexican peso.

↓ Short duration exposure to the U.K. for the majority of the period as yields marginally fell.

↓ Credit default swap exposure.

Line Graph [Table Text Block]
	Class I	Bloomberg Global Aggregate (Hedged USD) Index	Global Fixed Income Opportunities Blend Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$999,512	$1,009,390	$996,349
12/14	$996,306	$1,014,616	$989,489
1/15	$1,009,790	$1,033,538	$987,924
2/15	$1,019,804	$1,027,432	$979,924
3/15	$1,015,944	$1,033,319	$970,479
4/15	$1,018,996	$1,027,542	$980,800
5/15	$1,014,978	$1,023,282	$963,264
6/15	$1,003,949	$1,010,633	$959,045
7/15	$1,007,030	$1,020,643	$961,194
8/15	$997,665	$1,017,884	$962,312
9/15	$986,401	$1,023,921	$967,216
10/15	$998,307	$1,027,242	$969,259
11/15	$997,879	$1,027,715	$953,212
12/15	$987,021	$1,024,934	$958,279
1/16	$975,095	$1,039,927	$966,583
2/16	$970,428	$1,049,923	$988,107
3/16	$991,417	$1,058,566	$1,014,808
4/16	$1,003,215	$1,060,364	$1,028,306
5/16	$1,002,278	$1,064,846	$1,014,512
6/16	$1,008,672	$1,085,116	$1,044,137
7/16	$1,026,168	$1,091,599	$1,052,008
8/16	$1,036,378	$1,091,043	$1,046,898
9/16	$1,039,067	$1,090,913	$1,052,662
10/16	$1,038,227	$1,080,335	$1,023,446
11/16	$1,029,844	$1,062,492	$982,783
12/16	$1,039,562	$1,065,404	$978,268
1/17	$1,046,271	$1,061,523	$974,704
2/17	$1,054,720	$1,070,610	$983,048
3/17	$1,059,464	$1,070,116	$982,595
4/17	$1,069,977	$1,077,373	$989,258
5/17	$1,080,447	$1,083,662	$995,032
6/17	$1,085,176	$1,080,629	$992,247
7/17	$1,095,737	$1,084,181	$995,509
8/17	$1,098,673	$1,094,062	$1,004,582
9/17	$1,105,370	$1,089,011	$999,944
10/17	$1,110,196	$1,093,604	$1,004,162
11/17	$1,115,013	$1,095,298	$1,005,717
12/17	$1,117,936	$1,097,747	$1,007,965
1/18	$1,130,685	$1,089,910	$1,000,770
2/18	$1,125,880	$1,087,453	$998,513
3/18	$1,126,867	$1,096,469	$1,006,792
4/18	$1,128,334	$1,092,389	$1,003,046
5/18	$1,119,888	$1,096,470	$1,006,793
6/18	$1,121,229	$1,098,514	$1,008,670
7/18	$1,128,614	$1,098,815	$1,008,946
8/18	$1,128,010	$1,102,192	$1,012,047
9/18	$1,133,407	$1,097,976	$1,008,175
10/18	$1,125,104	$1,095,830	$1,006,206
11/18	$1,122,526	$1,101,192	$1,011,129
12/18	$1,120,641	$1,117,098	$1,025,734
1/19	$1,144,638	$1,128,930	$1,036,598
2/19	$1,152,283	$1,130,287	$1,037,844
3/19	$1,164,054	$1,150,531	$1,056,432
4/19	$1,171,718	$1,151,216	$1,057,062
5/19	$1,181,482	$1,167,781	$1,072,272
6/19	$1,203,790	$1,184,156	$1,087,307
7/19	$1,211,523	$1,193,474	$1,095,863
8/19	$1,223,471	$1,220,540	$1,120,715
9/19	$1,220,317	$1,214,884	$1,115,522
10/19	$1,225,586	$1,212,787	$1,113,597
11/19	$1,224,741	$1,211,364	$1,112,290
12/19	$1,233,158	$1,208,880	$1,110,010
1/20	$1,245,105	$1,230,696	$1,130,041
2/20	$1,244,250	$1,245,759	$1,143,872
3/20	$1,136,129	$1,226,371	$1,126,070
4/20	$1,167,329	$1,246,224	$1,144,299
5/20	$1,200,558	$1,249,756	$1,147,543
6/20	$1,231,713	$1,255,994	$1,153,270
7/20	$1,254,266	$1,269,719	$1,165,872
8/20	$1,255,135	$1,260,518	$1,157,424
9/20	$1,257,859	$1,265,123	$1,161,652
10/20	$1,258,405	$1,265,215	$1,161,737
11/20	$1,283,026	$1,272,434	$1,168,365
12/20	$1,296,015	$1,276,343	$1,171,955
1/21	$1,294,365	$1,269,497	$1,165,669
2/21	$1,286,096	$1,249,750	$1,147,536
3/21	$1,282,229	$1,244,826	$1,143,015
4/21	$1,289,426	$1,248,080	$1,146,003
5/21	$1,294,641	$1,250,866	$1,148,561
6/21	$1,295,531	$1,256,966	$1,154,163
7/21	$1,300,883	$1,272,589	$1,168,508
8/21	$1,304,012	$1,270,039	$1,166,166
9/21	$1,298,187	$1,258,048	$1,155,156
10/21	$1,294,481	$1,254,759	$1,152,136
11/21	$1,290,766	$1,263,709	$1,160,354
12/21	$1,296,193	$1,258,584	$1,155,648
1/22	$1,285,600	$1,238,810	$1,137,492
2/22	$1,268,360	$1,222,332	$1,122,361
3/22	$1,255,882	$1,195,983	$1,098,167
4/22	$1,236,481	$1,163,839	$1,068,652
5/22	$1,228,538	$1,162,238	$1,067,182
6/22	$1,199,888	$1,144,599	$1,050,986
7/22	$1,217,493	$1,173,753	$1,077,756
8/22	$1,209,942	$1,143,112	$1,049,620
9/22	$1,183,714	$1,106,415	$1,015,925
10/22	$1,181,375	$1,102,628	$1,012,448
11/22	$1,202,807	$1,130,726	$1,038,248
12/22	$1,204,758	$1,117,382	$1,025,994
1/23	$1,233,974	$1,143,118	$1,049,626
2/23	$1,221,634	$1,124,885	$1,032,884
3/23	$1,236,813	$1,149,829	$1,055,788
4/23	$1,246,571	$1,155,748	$1,061,223
5/23	$1,236,775	$1,151,199	$1,057,045
6/23	$1,241,693	$1,150,511	$1,056,415
7/23	$1,249,098	$1,150,884	$1,056,757
8/23	$1,249,098	$1,149,438	$1,055,429
9/23	$1,241,945	$1,129,616	$1,037,228
10/23	$1,236,697	$1,121,595	$1,029,863
11/23	$1,271,691	$1,160,159	$1,065,273
12/23	$1,306,955	$1,197,236	$1,099,317
1/24	$1,312,390	$1,194,889	$1,097,163
2/24	$1,307,948	$1,186,690	$1,089,634
3/24	$1,321,333	$1,197,391	$1,099,460
4/24	$1,311,731	$1,178,112	$1,081,758
5/24	$1,327,806	$1,188,537	$1,091,330
6/24	$1,338,785	$1,198,850	$1,100,800
7/24	$1,360,579	$1,222,010	$1,122,066
8/24	$1,375,045	$1,235,394	$1,134,355
9/24	$1,392,200	$1,249,730	$1,147,518
10/24	$1,380,489	$1,232,818	$1,131,990

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	11.63%	2.41%	3.28%
Bloomberg Global Aggregate (Hedged USD) Index	9.92%	0.33%	2.12%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	9.92%	0.33%	1.25%

AssetsNet	$ 788,752,575
Holdings Count | Holding	408
Advisory Fees Paid, Amount	$ 2,482,642
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$788,752,575
# of Portfolio Holdings	408
Portfolio Turnover Rate	155%
Total Advisory Fees Paid	$2,482,642

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-0.2%
B or Below	7.2%
Not Rated	23.8%
BB	8.3%
BBB	28.3%
A	12.1%
AA	1.2%
AAA	19.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198830
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Global Fixed Income Opportunities Fund
Class Name	Class IR
Trading Symbol	MFIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Global Aggregate Hedged USD Index:

↑ Securitized debt exposure, particularly within non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

↑ Long exposure to investment grade and high yield corporate bonds as spreads tightened across the board.

↑ Long exposure to developed markets rates on the back of global government bonds rallying over the period, particularly within the U.S. and Canada. Higher “risk-free” rates continued to benefit performance.

↓ Emerging markets currency exposure, particularly long exposures to Dominican peso and Mexican peso.

↓ Short duration exposure to the U.K. for the majority of the period as yields marginally fell.

↓ Credit default swap exposure.

Line Graph [Table Text Block]
	Class IR	Bloomberg Global Aggregate (Hedged USD) Index
6/18	$5,000,000	$5,000,000
6/18	$4,988,667	$5,000,000
7/18	$5,030,710	$5,016,613
8/18	$5,019,560	$5,032,031
9/18	$5,043,636	$5,012,781
10/18	$5,015,725	$5,002,986
11/18	$4,995,576	$5,027,464
12/18	$4,996,598	$5,100,084
1/19	$5,094,585	$5,154,103
2/19	$5,128,872	$5,160,297
3/19	$5,181,522	$5,252,720
4/19	$5,225,117	$5,255,849
5/19	$5,259,666	$5,331,478
6/19	$5,359,258	$5,406,235
7/19	$5,403,278	$5,448,776
8/19	$5,447,436	$5,572,345
9/19	$5,443,084	$5,546,524
10/19	$5,467,362	$5,536,949
11/19	$5,463,903	$5,530,454
12/19	$5,501,685	$5,519,115
1/20	$5,555,183	$5,618,714
2/20	$5,551,659	$5,687,483
3/20	$5,070,449	$5,598,967
4/20	$5,209,804	$5,689,607
5/20	$5,348,630	$5,705,733
6/20	$5,487,819	$5,734,208
7/20	$5,588,673	$5,796,870
8/20	$5,602,593	$5,754,864
9/20	$5,615,033	$5,775,887
10/20	$5,608,146	$5,776,308
11/20	$5,718,154	$5,809,266
12/20	$5,776,334	$5,827,114
1/21	$5,769,256	$5,795,858
2/21	$5,742,528	$5,705,702
3/21	$5,715,855	$5,683,223
4/21	$5,748,348	$5,698,079
5/21	$5,772,038	$5,710,798
6/21	$5,786,371	$5,738,650
7/21	$5,810,666	$5,809,973
8/21	$5,815,109	$5,798,333
9/21	$5,799,590	$5,743,590
10/21	$5,773,564	$5,728,571
11/21	$5,757,381	$5,769,434
12/21	$5,781,992	$5,746,035
1/22	$5,735,183	$5,655,757
2/22	$5,658,663	$5,580,527
3/22	$5,603,423	$5,460,231
4/22	$5,517,243	$5,313,479
5/22	$5,482,177	$5,306,169
6/22	$5,354,704	$5,225,641
7/22	$5,433,675	$5,358,742
8/22	$5,400,231	$5,218,849
9/22	$5,283,345	$5,051,311
10/22	$5,273,406	$5,034,022
11/22	$5,379,907	$5,162,304
12/22	$5,378,484	$5,101,379
1/23	$5,509,271	$5,218,878
2/23	$5,454,434	$5,135,636
3/23	$5,522,498	$5,249,515
4/23	$5,566,389	$5,276,542
5/23	$5,523,176	$5,255,769
6/23	$5,545,652	$5,252,632
7/23	$5,579,268	$5,254,333
8/23	$5,579,854	$5,247,731
9/23	$5,548,501	$5,157,233
10/23	$5,525,656	$5,120,616
11/23	$5,682,456	$5,296,678
12/23	$5,840,542	$5,465,951
1/24	$5,876,602	$5,455,237
2/24	$5,845,842	$5,417,805
3/24	$5,917,549	$5,466,660
4/24	$5,863,708	$5,378,643
5/24	$5,936,165	$5,426,236
6/24	$5,985,830	$5,473,320
7/24	$6,083,894	$5,579,059
8/24	$6,149,206	$5,640,164
9/24	$6,238,209	$5,705,612
10/24	$6,174,381	$5,628,403

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	11.74%	2.46%	3.36%
Bloomberg Global Aggregate (Hedged USD) Index	9.92%	0.33%	1.87%

Performance Inception Date	Jun. 15, 2018
AssetsNet	$ 788,752,575
Holdings Count | Holding	408
Advisory Fees Paid, Amount	$ 2,482,642
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$788,752,575
# of Portfolio Holdings	408
Portfolio Turnover Rate	155%
Total Advisory Fees Paid	$2,482,642

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-0.2%
B or Below	7.2%
Not Rated	23.8%
BB	8.3%
BBB	28.3%
A	12.1%
AA	1.2%
AAA	19.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006297
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Global Fixed Income Opportunities Fund
Class Name	Class L
Trading Symbol	DINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$124	1.18%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Global Aggregate Hedged USD Index:

↑ Securitized debt exposure, particularly within non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

↑ Long exposure to investment grade and high yield corporate bonds as spreads tightened across the board.

↑ Long exposure to developed markets rates on the back of global government bonds rallying over the period, particularly within the U.S. and Canada. Higher “risk-free” rates continued to benefit performance.

↓ Emerging markets currency exposure, particularly long exposures to Dominican peso and Mexican peso.

↓ Short duration exposure to the U.K. for the majority of the period as yields marginally fell.

↓ Credit default swap exposure.

Line Graph [Table Text Block]
	Class L	Bloomberg Global Aggregate (Hedged USD) Index	Global Fixed Income Opportunities Blend Index
10/14	$10,000	$10,000	$10,000
11/14	$9,991	$10,094	$9,963
12/14	$9,954	$10,146	$9,895
1/15	$10,085	$10,335	$9,879
2/15	$10,182	$10,274	$9,799
3/15	$10,139	$10,333	$9,705
4/15	$10,165	$10,275	$9,808
5/15	$10,120	$10,233	$9,633
6/15	$10,004	$10,106	$9,590
7/15	$10,030	$10,206	$9,612
8/15	$9,931	$10,179	$9,623
9/15	$9,813	$10,239	$9,672
10/15	$9,927	$10,272	$9,693
11/15	$9,918	$10,277	$9,532
12/15	$9,804	$10,249	$9,583
1/16	$9,698	$10,399	$9,666
2/16	$9,628	$10,499	$9,881
3/16	$9,834	$10,586	$10,148
4/16	$9,948	$10,604	$10,283
5/16	$9,934	$10,648	$10,145
6/16	$9,994	$10,851	$10,441
7/16	$10,165	$10,916	$10,520
8/16	$10,262	$10,910	$10,469
9/16	$10,285	$10,909	$10,527
10/16	$10,272	$10,803	$10,234
11/16	$10,183	$10,625	$9,828
12/16	$10,275	$10,654	$9,783
1/17	$10,337	$10,615	$9,747
2/17	$10,417	$10,706	$9,830
3/17	$10,459	$10,701	$9,826
4/17	$10,559	$10,774	$9,893
5/17	$10,659	$10,837	$9,950
6/17	$10,701	$10,806	$9,922
7/17	$10,782	$10,842	$9,955
8/17	$10,825	$10,941	$10,046
9/17	$10,868	$10,890	$9,999
10/17	$10,930	$10,936	$10,042
11/17	$10,954	$10,953	$10,057
12/17	$10,977	$10,977	$10,080
1/18	$11,099	$10,899	$10,008
2/18	$11,046	$10,875	$9,985
3/18	$11,070	$10,965	$10,068
4/18	$11,060	$10,924	$10,030
5/18	$10,991	$10,965	$10,068
6/18	$10,980	$10,985	$10,087
7/18	$11,069	$10,988	$10,089
8/18	$11,038	$11,022	$10,120
9/18	$11,086	$10,980	$10,082
10/18	$11,019	$10,958	$10,062
11/18	$10,968	$11,012	$10,111
12/18	$10,965	$11,171	$10,257
1/19	$11,177	$11,289	$10,366
2/19	$11,247	$11,303	$10,378
3/19	$11,359	$11,505	$10,564
4/19	$11,429	$11,512	$10,571
5/19	$11,520	$11,678	$10,723
6/19	$11,736	$11,842	$10,873
7/19	$11,807	$11,935	$10,959
8/19	$11,919	$12,205	$11,207
9/19	$11,883	$12,149	$11,155
10/19	$11,928	$12,128	$11,136
11/19	$11,914	$12,114	$11,123
12/19	$11,990	$12,089	$11,100
1/20	$12,102	$12,307	$11,300
2/20	$12,088	$12,458	$11,439
3/20	$11,041	$12,264	$11,261
4/20	$11,322	$12,462	$11,443
5/20	$11,644	$12,498	$11,475
6/20	$11,924	$12,560	$11,533
7/20	$12,141	$12,697	$11,659
8/20	$12,166	$12,605	$11,574
9/20	$12,187	$12,651	$11,617
10/20	$12,165	$12,652	$11,617
11/20	$12,401	$12,724	$11,684
12/20	$12,522	$12,763	$11,720
1/21	$12,500	$12,695	$11,657
2/21	$12,436	$12,497	$11,475
3/21	$12,370	$12,448	$11,430
4/21	$12,435	$12,481	$11,460
5/21	$12,481	$12,509	$11,486
6/21	$12,506	$12,570	$11,542
7/21	$12,552	$12,726	$11,685
8/21	$12,555	$12,700	$11,662
9/21	$12,514	$12,580	$11,552
10/21	$12,470	$12,548	$11,521
11/21	$12,406	$12,637	$11,604
12/21	$12,452	$12,586	$11,556
1/22	$12,342	$12,388	$11,375
2/22	$12,169	$12,223	$11,224
3/22	$12,064	$11,960	$10,982
4/22	$11,870	$11,638	$10,687
5/22	$11,787	$11,622	$10,672
6/22	$11,504	$11,446	$10,510
7/22	$11,670	$11,738	$10,778
8/22	$11,591	$11,431	$10,496
9/22	$11,331	$11,064	$10,159
10/22	$11,302	$11,026	$10,124
11/22	$11,504	$11,307	$10,382
12/22	$11,517	$11,174	$10,260
1/23	$11,794	$11,431	$10,496
2/23	$11,669	$11,249	$10,329
3/23	$11,786	$11,498	$10,558
4/23	$11,874	$11,557	$10,612
5/23	$11,797	$11,512	$10,570
6/23	$11,815	$11,505	$10,564
7/23	$11,904	$11,509	$10,568
8/23	$11,898	$11,494	$10,554
9/23	$11,799	$11,296	$10,372
10/23	$11,764	$11,216	$10,299
11/23	$12,071	$11,602	$10,653
12/23	$12,404	$11,972	$10,993
1/24	$12,474	$11,949	$10,972
2/24	$12,426	$11,867	$10,896
3/24	$12,549	$11,974	$10,995
4/24	$12,426	$11,781	$10,818
5/24	$12,575	$11,885	$10,913
6/24	$12,675	$11,988	$11,008
7/24	$12,879	$12,220	$11,221
8/24	$13,012	$12,354	$11,344
9/24	$13,168	$12,497	$11,475
10/24	$13,047	$12,328	$11,320

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	10.91%	1.81%	2.70%
Bloomberg Global Aggregate (Hedged USD) Index	9.92%	0.33%	2.12%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	9.92%	0.33%	1.25%

AssetsNet	$ 788,752,575
Holdings Count | Holding	408
Advisory Fees Paid, Amount	$ 2,482,642
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$788,752,575
# of Portfolio Holdings	408
Portfolio Turnover Rate	155%
Total Advisory Fees Paid	$2,482,642

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-0.2%
B or Below	7.2%
Not Rated	23.8%
BB	8.3%
BBB	28.3%
A	12.1%
AA	1.2%
AAA	19.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126926
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Global Fixed Income Opportunities Fund
Class Name	Class R6
Trading Symbol	MGFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Global Aggregate Hedged USD Index:

↑ Securitized debt exposure, particularly within non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

↑ Long exposure to investment grade and high yield corporate bonds as spreads tightened across the board.

↑ Long exposure to developed markets rates on the back of global government bonds rallying over the period, particularly within the U.S. and Canada. Higher “risk-free” rates continued to benefit performance.

↓ Emerging markets currency exposure, particularly long exposures to Dominican peso and Mexican peso.

↓ Short duration exposure to the U.K. for the majority of the period as yields marginally fell.

↓ Credit default swap exposure.

Line Graph [Table Text Block]
	Class R6	Bloomberg Global Aggregate (Hedged USD) Index	Global Fixed Income Opportunities Blend Index
10/14	$5,000,000	$5,000,000	$5,000,000
11/14	$4,997,670	$5,046,951	$4,981,747
12/14	$4,981,764	$5,073,079	$4,947,445
1/15	$5,049,263	$5,167,691	$4,939,619
2/15	$5,099,406	$5,137,158	$4,899,621
3/15	$5,080,253	$5,166,595	$4,852,395
4/15	$5,095,664	$5,137,708	$4,903,999
5/15	$5,075,737	$5,116,410	$4,816,320
6/15	$5,020,741	$5,053,166	$4,795,225
7/15	$5,036,285	$5,103,215	$4,805,968
8/15	$4,989,631	$5,089,419	$4,811,561
9/15	$4,933,595	$5,119,605	$4,836,082
10/15	$4,993,482	$5,136,209	$4,846,297
11/15	$5,000,444	$5,138,574	$4,766,060
12/15	$4,937,262	$5,124,669	$4,791,394
1/16	$4,877,722	$5,199,636	$4,832,916
2/16	$4,854,497	$5,249,613	$4,940,533
3/16	$4,959,844	$5,292,830	$5,074,041
4/16	$5,019,206	$5,301,818	$5,141,532
5/16	$5,014,877	$5,324,230	$5,072,558
6/16	$5,047,213	$5,425,581	$5,220,687
7/16	$5,135,101	$5,457,997	$5,260,040
8/16	$5,195,878	$5,455,215	$5,234,491
9/16	$5,200,419	$5,454,563	$5,263,312
10/16	$5,196,600	$5,401,675	$5,117,229
11/16	$5,154,893	$5,312,461	$4,913,913
12/16	$5,203,787	$5,327,018	$4,891,338
1/17	$5,237,623	$5,307,615	$4,873,521
2/17	$5,280,137	$5,353,051	$4,915,241
3/17	$5,304,128	$5,350,581	$4,912,974
4/17	$5,357,010	$5,386,866	$4,946,291
5/17	$5,409,729	$5,418,308	$4,975,161
6/17	$5,443,312	$5,403,144	$4,961,237
7/17	$5,486,870	$5,420,905	$4,977,546
8/17	$5,511,514	$5,470,308	$5,022,908
9/17	$5,535,774	$5,445,056	$4,999,721
10/17	$5,560,075	$5,468,021	$5,020,808
11/17	$5,584,423	$5,476,491	$5,028,586
12/17	$5,599,296	$5,488,733	$5,039,826
1/18	$5,663,373	$5,449,550	$5,003,848
2/18	$5,639,496	$5,437,263	$4,992,566
3/18	$5,654,469	$5,482,343	$5,033,959
4/18	$5,652,281	$5,461,945	$5,015,229
5/18	$5,610,372	$5,482,351	$5,033,966
6/18	$5,617,435	$5,492,569	$5,043,349
7/18	$5,654,835	$5,494,074	$5,044,731
8/18	$5,652,252	$5,510,960	$5,060,235
9/18	$5,679,363	$5,489,878	$5,040,877
10/18	$5,637,900	$5,479,151	$5,031,028
11/18	$5,625,279	$5,505,958	$5,055,643
12/18	$5,616,144	$5,585,490	$5,128,670
1/19	$5,736,769	$5,644,651	$5,182,992
2/19	$5,775,377	$5,651,434	$5,189,220
3/19	$5,834,664	$5,752,654	$5,282,162
4/19	$5,873,372	$5,756,080	$5,285,308
5/19	$5,922,690	$5,838,907	$5,361,360
6/19	$6,034,868	$5,920,780	$5,436,537
7/19	$6,084,438	$5,967,369	$5,479,316
8/19	$6,134,162	$6,102,699	$5,603,577
9/19	$6,129,261	$6,074,420	$5,577,612
10/19	$6,146,032	$6,063,934	$5,567,984
11/19	$6,142,138	$6,056,821	$5,561,452
12/19	$6,184,682	$6,044,402	$5,550,049
1/20	$6,244,926	$6,153,481	$5,650,207
2/20	$6,251,689	$6,228,795	$5,719,361
3/20	$5,699,040	$6,131,855	$5,630,349
4/20	$5,855,968	$6,231,121	$5,721,497
5/20	$6,023,125	$6,248,782	$5,737,713
6/20	$6,179,867	$6,279,968	$5,766,348
7/20	$6,293,439	$6,348,593	$5,829,361
8/20	$6,298,207	$6,302,589	$5,787,120
9/20	$6,323,150	$6,325,613	$5,808,260
10/20	$6,315,395	$6,326,074	$5,808,684
11/20	$6,439,276	$6,362,170	$5,841,827
12/20	$6,504,793	$6,381,716	$5,859,775
1/21	$6,496,823	$6,347,485	$5,828,344
2/21	$6,455,656	$6,248,748	$5,737,682
3/21	$6,436,712	$6,224,130	$5,715,077
4/21	$6,473,302	$6,240,400	$5,730,017
5/21	$6,499,980	$6,254,329	$5,742,807
6/21	$6,504,924	$6,284,832	$5,770,815
7/21	$6,543,480	$6,362,944	$5,842,538
8/21	$6,548,482	$6,350,196	$5,830,832
9/21	$6,531,006	$6,290,242	$5,775,782
10/21	$6,501,698	$6,273,794	$5,760,679
11/21	$6,483,474	$6,318,546	$5,801,772
12/21	$6,511,190	$6,292,920	$5,778,241
1/22	$6,458,477	$6,194,050	$5,687,458
2/22	$6,372,307	$6,111,660	$5,611,806
3/22	$6,310,100	$5,979,915	$5,490,836
4/22	$6,213,051	$5,819,195	$5,343,261
5/22	$6,173,563	$5,811,190	$5,335,910
6/22	$6,030,014	$5,722,997	$5,254,930
7/22	$6,118,944	$5,868,766	$5,388,778
8/22	$6,081,282	$5,715,559	$5,248,100
9/22	$5,949,656	$5,532,075	$5,079,623
10/22	$5,938,463	$5,513,141	$5,062,238
11/22	$6,058,395	$5,653,632	$5,191,239
12/22	$6,056,793	$5,586,908	$5,129,972
1/23	$6,204,074	$5,715,590	$5,248,129
2/23	$6,142,321	$5,624,426	$5,164,421
3/23	$6,218,970	$5,749,143	$5,278,938
4/23	$6,268,395	$5,778,742	$5,306,116
5/23	$6,219,733	$5,755,993	$5,285,227
6/23	$6,245,044	$5,752,557	$5,282,073
7/23	$6,282,899	$5,754,420	$5,283,783
8/23	$6,283,558	$5,747,190	$5,277,144
9/23	$6,248,251	$5,648,078	$5,186,139
10/23	$6,222,525	$5,607,976	$5,149,317
11/23	$6,399,100	$5,800,795	$5,326,366
12/23	$6,577,124	$5,986,179	$5,496,587
1/24	$6,617,731	$5,974,445	$5,485,813
2/24	$6,583,092	$5,933,451	$5,448,172
3/24	$6,663,842	$5,986,955	$5,497,300
4/24	$6,603,211	$5,890,561	$5,408,790
5/24	$6,684,806	$5,942,684	$5,456,650
6/24	$6,740,735	$5,994,249	$5,503,998
7/24	$6,851,165	$6,110,052	$5,610,329
8/24	$6,924,714	$6,176,972	$5,671,777
9/24	$7,024,942	$6,248,650	$5,737,592
10/24	$6,953,065	$6,164,092	$5,659,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	11.74%	2.50%	3.35%
Bloomberg Global Aggregate (Hedged USD) Index	9.92%	0.33%	2.12%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	9.92%	0.33%	1.25%

AssetsNet	$ 788,752,575
Holdings Count | Holding	408
Advisory Fees Paid, Amount	$ 2,482,642
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$788,752,575
# of Portfolio Holdings	408
Portfolio Turnover Rate	155%
Total Advisory Fees Paid	$2,482,642

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-0.2%
B or Below	7.2%
Not Rated	23.8%
BB	8.3%
BBB	28.3%
A	12.1%
AA	1.2%
AAA	19.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports